The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2021, 2020 and 2019, were as follows: (Details) - BRL (R$)
R$ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Base salary		R$ 45,332	R$ 104,915	R$ 71,580
Variable compensation		6,995	11,175	12,943
Stock option plan		10,110	14,962	17,962
Total compensation		R$ 62,437	R$ 131,052	R$ 102,485
Percent share-based payment over the total compensation		16.20%	11.40%	17.50%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Base salary	[1]	R$ 26,884	R$ 67,716	R$ 38,207
Variable compensation	[1]
Stock option plan	[1]	6,908	4,056	2,366
Total compensation	[1]	33,792	71,772	40,573
Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Base salary		18,016	36,868	33,373
Variable compensation		6,995	11,175	12,943
Stock option plan		3,202	10,906	15,596
Total compensation		28,213	58,949	61,912
Fiscal Council [Member]
IfrsStatementLineItems [Line Items]
Base salary		432	331
Variable compensation
Stock option plan
Total compensation		R$ 432	R$ 331

[1]	Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).